Cost of Revenue - Summary of Components of Cryptocurrency Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of Cryptocurrency Expenses [Line Items]
Software processing fees	$ 280	$ 2,519
Exchange fees	22	119
Mining fees	575	195
Software processing fee - BDCheckout	16	10
Total cryptocurrency expenses	534,234	519,347
BTM Kiosk [Member]
Components of Cryptocurrency Expenses [Line Items]
Cost of cryptocurrency	532,356	513,951
OTC [Member]
Components of Cryptocurrency Expenses [Line Items]
Cost of cryptocurrency		1,958
BDCheckout [Member]
Components of Cryptocurrency Expenses [Line Items]
Cost of cryptocurrency	$ 985	$ 595